Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2022
Revenue Recognition [Abstract]
Schedule of revenue from contracts with customers
	For the Years Ended December 31,
	2022	2021	2020

Insurance brokerage commissions	$455,394	$542,795	$959,299
Securities brokerage commissions	3,412,644	3,188,684	1,890,502
Market making commissions and fees	781,878	4,324,650	4,940,623
Sale of NFTs	438,041	-	-
Cryptocurrency mining	-	1,726,249	-
Total revenue from contracts with customers	$5,087,957	$9,782,378	$7,790,424

Hong Kong	3,868,038	5,457,728	2,777,831
Cayman Islands	1,219,919	4,324,650	5,012,593
	$5,087,957	$9,782,378	$7,790,424

Schedule of trading gains (losses) breakdown
	For the Years Ended December 31,
	2022	2021	2020

CFD trading gains/(losses)	$(7,476,190)	$4,374,807	$1,883,958
TRS trading gains/(losses)	(3,913,422)	10,523,974	13,157
Other trading losses	(78,357)	(1,519,635)	(63,240)
Total	$(11,467,969)	$13,379,146	$1,833,875

	Trading Revenue
Line Item in Consolidated Statements of Operations and Comprehensive Income (Loss)	2022	2021	2020
Trading gains (losses)	$(11,467,969)	$13,379,146	$1,833,875

Schedule of consolidated statements of operations and comprehensive income (loss)
	Trading Revenue
Type of Instrument	2022	2021	2020
Foreign Currency	$(310)	$1,454	$(1,443)
Stock Indices	(7,175,826)	4,879,459	1,438,798
Commodities	(300,054)	(506,106)	446,603
Equity	(3,991,779)	9,004,339	(50,083)
	$(11,467,969)	$13,379,146	$1,833,875